Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Convertible preferred stock Series F convertible preferred stock	Convertible preferred stock Series G convertible preferred stock	Convertible preferred stock	Common stock IPO	Common stock	Additional paid-in capital Series F convertible preferred stock	Additional paid-in capital Series G convertible preferred stock	Additional paid-in capital IPO	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Series F convertible preferred stock	Series G convertible preferred stock	IPO	Total
Balance at Dec. 31, 2015			$ 9		$ 1				$ 140,763	$ (2,382)	$ (106,304)				$ 32,087
Balance (in shares) at Dec. 31, 2015			17,505		2,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											(14,202)				(14,202)
Net proceeds from issuance of stock	$ 1					$ 11,963						$ 11,964
Net proceeds from issuance of stock (in shares)	2,332
Exercise of stock options									52						52
Exercise of stock options (in shares)					69
Stock based compensation									308						308
Stock options issued in exchange for liability settlement									153						153
Other financing costs									(44)						(44)
Cumulative translation adjustment										(627)					(627)
Balance at Dec. 31, 2016			$ 10		$ 1				153,195	(3,009)	(120,506)				29,691
Balance (in shares) at Dec. 31, 2016			19,837		2,539
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											1,837				1,837
Net proceeds from issuance of stock		$ 2					$ 27,479						$ 27,481
Net proceeds from issuance of stock (in shares)		4,805
Exercise of stock options					$ 1				335						$ 336
Exercise of stock options (in shares)					440										440
Stock based compensation									369						$ 369
Other deferred offering costs									(721)						(721)
Cumulative translation adjustment										2,290					2,290
Balance at Dec. 31, 2017			$ 12		$ 2				180,657	(719)	(118,669)				61,283
Balance (in shares) at Dec. 31, 2017			24,642		2,979
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)											7,569				7,569
Net proceeds from issuance of stock				$ 1				$ 100,930						$ 100,931
Net proceeds from issuance of stock (in shares)				6,900
Exercise of stock options									123						$ 123
Exercise of stock options (in shares)					256										141
Conversion of convertible preferred stock to common stock			$ (12)		$ 12
Shares of common stock issued upon conversion (in shares)			(24,642)		24,642
Issuance of warrants					15
Stock based compensation									968						$ 968
Cumulative translation adjustment										(638)					(638)
Balance at Jun. 30, 2018					$ 15				$ 282,678	$ (1,357)	$ (111,100)				$ 170,236
Balance (in shares) at Jun. 30, 2018					34,792